Cash and Bank Balances	12 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
23.	CASH AND BANK BALANCES

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Cash and cash equivalents as stated in the consolidated statements of cash flows	893,100	1,195,784	170,995
Restricted cash	24,633	5,685	812
Time deposits with original maturity of more than three months	343,478	1,268,616	181,410
Cash and bank balances as stated in the consolidated statements of financial position	1,261,211	2,470,085	353,217
Denominated in:
RMB	298,922	205,783	29,426
US$	947,012	2,257,307	322,791
HK$	13,812	3,827	547
Others	1,465	3,168	453
Total	1,261,211	2,470,085	353,217

At the end of the reporting period, the cash and bank balances of the Group denominated in RMB amounted to RMB205,783 (US$29,426) (2024: RMB298,922). The RMB is not freely convertible into other currencies, however, under Chinese mainland’s Foreign Exchange Control Regulations and Administration of Settlement, and Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.

Cash at banks earn interest at floating rates based on daily bank deposit rates. Time deposits with original maturity of more than three months earn interest at fixed interest rates for varying periods of between two years and three years. The bank balances are deposited with creditworthy banks with no recent history of default.